Business combinations and investments	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Business combinations and investments
3. Business combinations and investments
Acquisitions
On March 30, 2021, in order to broaden its portfolio and increase its global footprint, the Company acquired 100% of the capital stock of Bioness, Inc. (Bioness). Bioness is a global leader in neuromodulation and advanced rehabilitation medical devices through its innovative peripheral nerve stimulation therapy and premium advanced rehabilitation solutions. The Company had previously made a $1,500 convertible debt investment in Bioness on
January 4, 2021 as part of an exclusive negotiation to purchase Bioness, which was subsequently repaid in conjunction with the acquisition. The consideration paid for Bioness is comprised of the following:

Consideration
Cash consideration at closing	$48,933
Contingent consideration at fair value	43,000

Total Bioness consideration	$91,933

Contingent consideration is comprised of future
earn-out
payments contingent upon the achievement of certain research and development projects as well as sales milestones related to Bioness products. Contingent earn-out
payments could total up to $65,000 for the achievement of the following:

•	$15,000 for obtaining FDA approval for U.S. commercial distribution of a certain product for certain indications on or before June 30, 2022;

•	$20,000 for meeting net sales targets for certain implantable products over a three year period ending on June 30, 2025 at the latest;

•	Up to $10,000 for meeting net sales milestones for certain implantable products over a three year period ending on June 30, 2025 at the latest; and

•	$20,000 for maintaining Centers for Medicare & Medicaid Services coverage and reimbursement for certain products at specified levels as of December 31, 2024.
The allocation of the purchase price is preliminary and subject to change. The primary areas of the purchase price that are not yet finalized are related to contingent consideration, working capital, intangible assets and the residual goodwill. Accordingly, adjustments may be made to the values of assets and liabilities assumed as additional information is obtained about the facts and circumstances that existed at the acquisition date. The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed at the acquisition date and the resulting goodwill, which is expected to be deductible for tax purposes:

Fair value of consideration	$91,933

Assets acquired and liabilities assumed:
Cash, cash equivalents and restricted cash (a)	3,143
Accounts receivable	4,124
Inventory	7,318
Prepaid and other current assets	1,947
Property and equipment	673
Intangible assets	87,000
Operating lease assets	3,616
Other assets	132
Accounts payable and accrued liabilities	(11,405)
Other current liabilities	(2,020)
Other liabilities	(4,930)

Net assets acquired	89,598

Resulting goodwill (b)	$2,335

(a)
Consists of cash and cash equivalents of $2,143 and restricted cash deposited by the former majority owner of Bioness of $1,000, into escrow with financial institutions for the purpose of paying specific Bioness indebtedness. The Company previously deposited $4,207 into escrow for the same purpose. Prior to the acquisition, Bioness had entered into two loans in connection with the Paycheck Protection Program (the PPP) under the Coronavirus Aid, Relief and Economic Security Act (CARES Act) administered by the U.S.

Small business Administration. Bioness received proceeds of $3,204 from an unsecured PPP loan that was scheduled to mature on April 10, 2022. Bioness applied and was granted forgiveness of this loan during 2021. Bioness received proceeds of $2,003 from a second unsecured PPP loan bearing an interest rate of 1% scheduled to mature on February 5, 2026. Bioness applied for forgiveness of this loan during 2021. As part of the Bioness acquisition, the balance of $2,003 was placed in restricted cash to cover the repayment of the outstanding unsecured PPP loan in the event it is not forgiven. The $1,000 outstanding unsecured PPP loan balance covered by the former majority owner is included in other current liabilities within the condensed consolidated balance sheets.
(b)	The U.S. segment was allocated the resulting goodwill from the Bioness acquisition.
The following table summarizes the preliminary fair values of identifiable intangible assets and their useful lives:

	Useful Life (in years)	Fair Value
Intellectual property	10 years	$43,500
IPR&D	N/A	43,250
Customer relationships	2 years	250

		$87,000

The aggregate amortization expense related to acquired intangible assets for the following five periods is as follows: $2,238—remainder of 2021, $4,475—2022, $4,381—2023, $4,350—2024 and $4,350—2025.
The Company incurred $1,833 and $5,029 in acquisition and integration costs during the three and six months ended July 3, 2021, respectively, which are included in selling general and administrative expense within the consolidated condensed statement of operations and other comprehensive (loss) income.
Bioness’ advanced rehabilitation revenue is comprised of Exoskeletal Systems, Vector Units and Bioness Integrated Therapy Systems (BITS), which is included within the Company’s Restorative Therapies vertical. The Company’s Pain Treatment and Joint Preservation vertical will encompass Bioness’ peripheral nerve stimulation therapy products, which includes the StimRouter, an implantable neuromodulation device used to treat chronic peripheral nerve pain.
Revenue from Bioness’ products is primarily recognized at a point in time upon transfer of control of its products to customers such as medical facilities and individual patients. Revenue is recognized net of discounts, which can be offered through a variety of factors.
Consolidated Pro Forma Results
The Company’s consolidated condensed statements of operations reflect net sales and net loss attributable to Bioness of $11,870 and $3,529, respectively, for the three and six months ended July 3, 2021. Consolidated unaudited pro forma results of operations for the Company are presented below assuming the 2021 Bioness Acquisition had occurred January 1, 2020. Pro forma operating results for the three and six months ended June 27, 2020 include operating expenses of $3,939 and $7,135, respectively, for acquisition integration costs and inventory related adjustments.

	Three Months Ended		Six Months Ended
	July 3, 2021	June 27, 2020	July 3, 2021	June 27, 2020
Net sales	$109,816	$65,955	$200,541	$157,570
Net (loss) income	$(6,841)	$(12,962)	$16,333	$(11,376)
Earnings per share of Class A common stock(1):
Basic and diluted	$(0.03)		$(0.08)
Investments
VIE
The Company has a fully diluted 8.8% ownership of Harbor Medtech Inc.’s (Harbor) Series C Preferred Stock. The Company and Harbor entered into an exclusive Collaboration Agreement in 2019 for purposes of developing a product for orthopedic uses to be commercialized by the Company and supplied by Harbor. The Company’s partial ownership and exclusive Collaboration Agreement created a variable interest in Harbor. As a result, Harbor had been consolidated in the Company’s consolidated financial statements since the third quarter of 2019.
Harbor assets that could only be used to settle Harbor obligations and Harbor liabilities for which creditors did not have recourse to the general credit of the Company were as follows at December 31, 2020:

December 31, 2020
Cash and cash equivalents	$803
Property and equipment, net	173
Intangible assets, net	5,635
Operating lease assets	178
Other assets	74

$6,863

Accounts payable and accrued liabilities	$366
Other current liabilities	2,004
Other long-term liabilities	659

$3,029

The Company terminated the Collaboration Agreement on June 8, 2021 and determined that the termination was a triggering event requiring an impairment assessment of Harbor’s long lived assets. The assessment resulted in an impairment of $5,674, representing Harbor’s long-lived asset balance, which was recorded within impairment of variable entity assets in the consolidated condensed statements of operations and comprehensive (loss) income, of which $5,176 is attributable to the non-controlling
interest. The Company stopped consolidating Harbor upon the termination of the Collaboration Agreement, as the Company ceased being the primary beneficiary because it no longer had the power to direct Harbor’s significant activities. The Company also assessed its Harbor investment post deconsolidation, which resulted in a $1,369 impairment, representing the remaining investment balance in Harbor and was recorded within other expense in the consolidated condensed statements of operations and comprehensive (loss) income. The Company continues to have license rights to certain technology obtained from Harbor and is continuing product development initiated under the Collaboration Agreement.
Equity Method
The Company has an equity investment in CartiHeal Ltd. (CartiHeal), a privately held entity that does not have a readily determinable fair value, which the Company began recording as an equity investment during the third quarter of 2020. The CartiHeal investment carrying value totaled $17,737 as of July 3, 2021, yielding a 10.03% fully diluted equity ownership. Net losses from CartiHeal for the three and six months ended July 3, 2021 totaled $432 and $901, respectively, which are included in other expense within the consolidated condensed statement of operations and other comprehensive (loss) income.
The Company will, if needed to support the completion of a certain study, purchase an additional 338,089 of CartiHeal Series G Preferred Shares for $5,000. The Company has an exclusive option to acquire the remaining equity in CartiHeal, which may be exercised at any time up to and within 45 days following notice of the U.S.
Food and Drug Administration (FDA) approval for a CartiHeal product currently in development. In addition, upon the same FDA approval, CartiHeal may exercise an option within 45 days that requires the Company to complete the acquisition of the remaining equity in CartiHeal.
On July 15, 2020, the Company entered into an Option and Equity Purchase Agreement with CartiHeal. The agreement provides the Company with an exclusive option to acquire 100% of CartiHeal’s shares under certain conditions, or the Call Option, and provides CartiHeal with a put option that would require us to purchase 100% of CartiHeal’s shares under certain conditions, or the Put Option. The Put Option is only exercisable by CartiHeal upon pivotal clinical trial success, including achievement of certain secondary endpoints and FDA approval of the
Agili-C
device with a label consistent in all respects with pivotal clinical trial success. The pivotal clinical trial’s objective is to demonstrate the superiority of the
Agili-C
implant over the surgical standard of care, including microfracture and debridement, for the treatment of cartilage or osteochondral defects, in both osteoarthritic knees and knees without degenerative changes.
On August 2, 2021, CartiHeal provided a statistical report containing the results of the pivotal clinical trial. The Company is currently reviewing the report to assess if it is consistent with the terms of the agreement and assessing the findings to determine if all required endpoint have been achieved. CartiHeal continues to work toward submitting the final, clinical module of a Modular PMA in the fourth quarter of 2021 seeking FDA approval. The Company has the right to terminate the Call Option and Put Option at any time ending 30 days after receipt of the statistical report from CartiHeal upon payment of a break fee of $30,000. If the Company determines that the results satisfy the requirements of the contract, and elect not to exercise its right to terminate the Call Option and Put Option, the Company will be required to put $50,000 into escrow as a deposit towards the purchase price. Consideration for the acquisition of all of the shares of CartiHeal, excluding those the Company owns, pursuant to the Call Option or Put Option would be $314,895, inclusive of the deposit, all of which would be payable at closing, with an additional $150,000 payable upon achievement of certain sales milestones related to
Agili-C.
Such closing would be subject to customary closing conditions. CartiHeal has announced that it expects to submit its PMA application to the FDA later this year.
Other
On June 24, 2021, the Company purchased 406,504 shares of Vaporox, Inc’s (Vaporox) Series A Preferred Stock or 6.0% of fully diluted shares for $1,000. Vaporox, a privately held entity, is a medical device company dedicated to healing diabetic foot ulcers and does not have a readily determinable fair value. Under the measurement alternative, the investment is recorded at cost, less any impairment, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer.

Bio Ventus LLC
Business combinations and investments
4. Business combinations and investments
VIE
On August 23, 2019, the Company purchased 285,714 shares of Harbor’s Series C Preferred Stock or 3.1% of fully diluted shares for $1,000. The Company and Harbor entered into an exclusive collaboration agreement for purposes of developing a product for orthopedic uses to be commercialized by the Company and supplied by Harbor. As a result of these transactions, the Company determined that it had a variable interest in Harbor.
The Company accounted for the Harbor investment as a business combination using the acquisition method of accounting whereby the total purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on respective fair values. The results of Harbor operations have been included in the accompanying consolidated financial statements subsequent to acquisition date. The Company did not disclose post-acquisition or pro forma losses attributable to Harbor as they did not have a material effect on the Company’s consolidated statements of operations and comprehensive income (loss).
The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Cash and cash equivalents	$1,430
Intellectual property (10-year useful life)	4,834
IPR&D	1,445
Other assets	70
Accounts payable and accrued liabilities	(932)
Other current liabilities	(1,696)
Other long-term liabilities	(697)
Deferred income tax	(266)

Estimated fair value of net assets acquired	4,188
Bioventus purchase price	1,000
Fair value of Harbor’s noncontrolling interest	3,188

$—

On March 27, 2020 two convertible promissory notes to Harbor shareholders totaling $500 were converted into 142,858 of Harbor Series C Preferred Stock and warrants for 428,572 shares of the Harbor common stock exercisable at a price of $1.167 per share with a 5-year exercise period expiring March 27, 2025. Promissory notes of $320 owed to a certain Harbor shareholder were converted into 92,500 of Harbor Series C Preferred Stock at $3.50 per share in November 2020. On October 5, 2020, the Company purchased an additional 285,714 shares of Harbor’s Series C Preferred Stock for $1,000. The Company continues to conclude that it is the primary beneficiary since it controls the significant activities of Harbor through the collaboration agreement. The noncontrolling interest related to Harbor was 91.2% as of December 31, 2020.
The fair value of the Harbor intellectual property and IPR&D was determined using the income approach through an excess earnings analysis, with projected earnings discounted at a rate of 16.5%. The $1,445 of IPR&D consists of research and development progress toward developing a product for orthopedic uses. The fair value of the noncontrolling interest was calculated as estimated fair value of net assets acquired less the Company’s purchase price.
Harbor assets that can only be used to settle Harbor obligations and Harbor liabilities for which creditors do not have recourse to the general credit of the Company are as follows for the years ended December 31:

	2020	2019
Cash and cash equivalents	$803	$1,127
Property and equipment, net	173	60
Intangible assets, net	5,635	6,122
Operating lease assets	178	231
Other assets	74	59

	$6,863	$7,599

Accounts payable and accrued liabilities	$366	$458
Other current liabilities	2,004	2,395
Deferred income tax	—	215
Other long-term liabilities	659	872

	$3,029	$3,940

Nearly all the liabilities assumed are payable to Harbor shareholders. As of December 31, 2019, other current liabilities primarily consisted of $1,845 in promissory notes to various Harbor shareholders and were scheduled to mature on August 31, 2020. These promissory notes were refinanced with additional borrowings in August 2020 and total $1,811 as of December 31, 2020. The Harbor promissory notes carry an 8% interest rate and are due on August 31, 2021 with payments due monthly.
Equity Method
Investments in which the Company can exercise significance influence, but do not control, are recorded under the equity method of accounting and are included in investments and other assets on the consolidated balance sheets. The Company’s share of net earnings or losses is included in other (income) loss within the consolidated statements of operations and comprehensive income (loss) on a quarter lag. The Company evaluates investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may be impaired. Impairment losses are recorded within earnings within the current period.
On January 30, 2018, the Company purchased 337,397 shares of CartiHeal, a privately held entity, Series F Convertible Preferred Stock or 2.8% of fully diluted shares for $2,500 in cash. The investment does not have a readily determinable fair value. On January 22, 2020, the Company made an additional investment in CartiHeal, through a Simple Agreement for Future Equity (SAFE) by paying cash of $152. On July 15, 2020, CartiHeal completed an equity financing that the Company participated in and as a result, the Company received 12,825 in Series G-1 Preferred Shares and the SAFE terminated.
In addition, on July 15, 2020, the Company entered into an Option and Equity Purchase Agreement with CartiHeal. Under the terms of the agreement, the Company purchased 1,014,267 shares of CartiHeal Series G Preferred Shares for $15,000. As a result, the Company’s equity ownership in CartiHeal increased to 10.03% of its fully diluted shares. The CartiHeal investment, included capitalized transaction costs of $1,427 and the $152 investment in January 2020, totaling $16,579 was recorded as an equity method investment beginning in July 2020, as the Company can exercise significant influence over CartiHeal but does not have control. It is included within investments and other assets on the consolidated balance sheet. The CartiHeal investment carrying value is $18,689 as of December 31, 2020, after recording net losses of $467 incurred during 2020.
The Company will, if needed, purchase an additional 338,089 of CartiHeal Series G Preferred Shares for $5,000, for the completion of a certain study. The Company has an exclusive option to acquire the remaining equity in CartiHeal, which may be exercised at any time up to and within 45 days following notice of the U.S. Food and Drug Administration (FDA) approval for a CartiHeal product currently in development. In addition, upon the same FDA approval, CartiHeal may exercise an option within 45 days that requires the Company to complete the acquisition of the remaining equity in CartiHeal.